Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	9 Months Ended
Sep. 30, 2011
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	September 30, 2011	December 31, 2010
Borrowings under lines of credit	$152,320	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	9,087	28,880
Short-term borrowings and other financial liabilities	161,407	670,671
Short-term borrowings from related parties (see Note 3.c.)	88,734	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$250,141	$680,354